SCHEDULE OF INVESTMENTS (Unaudited)

Decmber 31, 2025

SEI DBi Multi-Strategy Alternative ETF

A list of the open futures contracts held by the Fund at December 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
3 Month SOFR	449	Sep-2027	$108,695	$108,719	$24
CAD Currency	11	Mar-2026	806	804	(2)
Euro FX	457	Mar-2026	67,071	67,293	222
MSCI EAFE Index	365	Mar-2026	52,796	52,963	167
MSCI Emerging Markets Index	201	Mar-2026	14,074	14,184	110
NASDAQ 100 Index E-MINI	18	Mar-2026	9,380	9,165	(215)
Russell 2000 Index E-MINI	36	Mar-2026	4,652	4,497	(155)
S&P 500 Index E-MINI	11	Mar-2026	3,820	3,791	(29)
S&P Mid Cap 400 Index E-MINI	12	Mar-2026	4,068	3,990	(78)
U.S. 10-Year Treasury Note	157	Mar-2026	17,769	17,653	(116)
U.S. Dollar Index	170	Mar-2026	16,805	16,668	(137)
			299,936	299,727	(209)
Short Contracts
AUD Currency	(7)	Mar-2026	$(466)	$(467)	$(1)
Japanese Yen	(785)	Mar-2026	(63,433)	(62,981)	452
U.S. Long Treasury Bond	(232)	Mar-2026	(26,705)	(26,818)	(113)
			(90,604)	(90,266)	338
			$209,332	$209,461	$129

Percentages are based on Net Assets of $179,840 ($ Thousands).

See “Glossary” for abbreviations.

SEI Exchange Traded Funds	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

SEI Enhanced Low Volatility U.S. Large Cap ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.9%

Communication Services — 11.8%
Alphabet, Cl A	2,811	$880
Alphabet, Cl C	16,331	5,125
AT&T	205,596	5,107
Comcast, Cl A	70,577	2,110
Fox, Cl A	38,456	2,810
Fox, Cl B	22,769	1,478
Omnicom Group	19,391	1,566
T-Mobile US	5,348	1,086
Verizon Communications	102,637	4,180
		24,342
Consumer Discretionary — 4.0%
Booking Holdings	704	3,770
Domino's Pizza	482	201
H&R Block	30,537	1,331
McDonald's	7,939	2,426
Service Corp International	1,580	123
Yum! Brands	2,702	409
		8,260
Consumer Staples — 11.5%
Altria Group	69,703	4,019
Clorox	10,556	1,065
Colgate-Palmolive	51,494	4,069
General Mills	33,608	1,563
Mondelez International, Cl A	7,825	421
Philip Morris International	12,077	1,937
Procter & Gamble	28,648	4,106
Walmart	58,059	6,468
		23,648
Energy — 1.8%
Chevron	23,889	3,641

Financials — 11.4%
Allstate	6,332	1,318
Berkshire Hathaway, Cl B *	801	403
Chubb	10,243	3,197
Loews	5,176	545
Markel Group *	1,351	2,904
Marsh & McLennan	2,059	382
Mastercard, Cl A	7,161	4,088
Travelers	6,724	1,950
Visa, Cl A	12,074	4,234
W R Berkley	63,256	4,436
		23,457
Health Care — 17.5%
Bristol-Myers Squibb	53,226	2,871
Cardinal Health	28,935	5,946
Cencora	8,477	2,863
Chemed	732	313
Gilead Sciences	41,860	5,138
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Johnson & Johnson	29,623	$6,131
McKesson	6,474	5,311
Merck	43,514	4,580
Pfizer	36,270	903
Quest Diagnostics	11,286	1,958
		36,014
Industrials — 7.9%
Expeditors International of Washington	25,122	3,743
Genpact	9,831	460
Lockheed Martin	1,121	542
Republic Services, Cl A	21,953	4,652
Snap-on	1,686	581
Verisk Analytics, Cl A	14,693	3,287
Waste Management	13,425	2,950
		16,215
Information Technology — 28.2%
Accenture, Cl A	16,720	4,486
Akamai Technologies *	4,022	351
Amdocs	24,626	1,983
Amphenol, Cl A	29,500	3,987
Apple	22,153	6,022
Arrow Electronics *	12,665	1,395
Avnet	17,112	823
Cisco Systems	75,687	5,830
Cognizant Technology Solutions, Cl A	55,079	4,572
Dolby Laboratories, Cl A	12,213	784
Dropbox, Cl A *	41,171	1,144
F5 *	10,153	2,592
Gen Digital	90,950	2,473
International Business Machines	13,397	3,968
Microsoft	11,790	5,702
Motorola Solutions	11,054	4,237
Roper Technologies	9,266	4,125
Tyler Technologies *	450	204
VeriSign	14,513	3,526
		58,204
Materials — 0.4%
NewMarket	1,098	755

Utilities — 5.4%
Atmos Energy	8,415	1,411
CMS Energy	1,727	121
Consolidated Edison	36,167	3,592
DTE Energy	4,897	632
Duke Energy	30,589	3,585
FirstEnergy	5,006	224
National Fuel Gas	16,830	1,347

SEI Exchange Traded Funds	2

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

SEI Enhanced Low Volatility U.S. Large Cap ETF (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
NiSource	5,558	$232
		11,144

Total Common Stock
(Cost $184,709) ($ Thousands)		205,680
Total Investments in Securities — 99.9%
(Cost $184,709) ($ Thousands)		$205,680

Percentages are based on Net Assets of $205,970 ($ Thousands).

*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

See “Glossary” for Abbreviations.

3	SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

SEI Enhanced U.S. Large Cap Momentum Factor ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.9%

Communication Services — 11.6%
Alphabet, Cl A	240,691	$75,336
Fox, Cl A	184,312	13,468
Fox, Cl B	110,215	7,156
Meta Platforms, Cl A	36,660	24,199
Reddit, Cl A *	8,976	2,063
ROBLOX, Cl A *	8,600	697
		122,919
Consumer Discretionary — 11.3%
Amazon.com *	22,096	5,100
Amer Sports *	125,821	4,700
Booking Holdings	4,008	21,464
Dillard's, Cl A	2,482	1,505
eBay	235,537	20,515
Expedia Group	31,193	8,837
Ralph Lauren, Cl A	33,303	11,776
Tapestry	188,765	24,119
Ulta Beauty *	36,747	22,232
		120,248
Consumer Staples — 3.0%
Walmart	287,376	32,017

Financials — 9.6%
Bank of New York Mellon	222,159	25,791
Citigroup	42,398	4,947
CME Group, Cl A	16,750	4,574
Goldman Sachs Group	34,023	29,906
Interactive Brokers Group, Cl A	84,156	5,412
Invesco	307,741	8,084
Janus Henderson Group	96,765	4,603
Nasdaq	41,038	3,986
Robinhood Markets, Cl A *	36,965	4,181
SoFi Technologies *	408,435	10,693
		102,177
Health Care — 13.5%
AbbVie	17,576	4,016
Boston Scientific *	182,549	17,406
Cardinal Health	106,225	21,829
Cencora	74,646	25,212
Exelixis *	233,774	10,246
Insulet *	56,723	16,123
ResMed	47,884	11,534
Stryker	30,969	10,885
Tenet Healthcare *	43,474	8,639
Veeva Systems, Cl A *	75,876	16,938
		142,828
Industrials — 8.8%
Caterpillar	28,253	16,185
Cummins	7,919	4,042
Curtiss-Wright	31,760	17,508
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Howmet Aerospace	73,933	$15,158
nVent Electric	135,969	13,865
Rockwell Automation	27,781	10,809
Vertiv Holdings, Cl A	7,943	1,287
Woodward	48,797	14,752
		93,606
Information Technology — 37.3%
Amphenol, Cl A	242,970	32,835
Apple	130,094	35,367
AppLovin, Cl A *	39,316	26,492
Arista Networks *	186,372	24,420
Astera Labs *	17,308	2,879
Broadcom	15,480	5,358
Ciena *	118,829	27,791
Corning	320,221	28,039
Guidewire Software *	56,141	11,285
International Business Machines	85,026	25,186
Jabil	89,073	20,310
Microsoft	92,517	44,743
NVIDIA	405,186	75,567
Oracle	15,457	3,013
Palantir Technologies, Cl A *	79,936	14,209
Sandisk *	41,126	9,762
Snowflake, Cl A *	38,527	8,451
		395,707
Materials — 2.3%
Newmont	239,362	23,900

Real Estate — 0.2%
Welltower ‡	12,368	2,296

Utilities — 2.3%
Entergy	257,508	23,802

Total Common Stock
(Cost $867,289) ($ Thousands)		1,059,500
Total Investments in Securities — 99.9%
(Cost $867,289) ($ Thousands)		$1,059,500

Percentages are based on Net Assets of $1,060,546 ($ Thousands).

*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.

See “Glossary” for Abbreviations.

4	SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

SEI Enhanced U.S. Large Cap Quality Factor ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.7%

Communication Services — 9.4%
Alphabet, Cl C	71,152	$22,328
Match Group	100,107	3,232
Meta Platforms, Cl A	34,717	22,916
		48,476
Consumer Discretionary — 14.0%
Airbnb, Cl A *	2,250	305
Amazon.com *	12,469	2,878
AutoZone *	279	946
Booking Holdings	2,840	15,209
Domino's Pizza	15,469	6,448
eBay	68,895	6,001
Etsy *	9,945	551
H&R Block	64,755	2,822
Home Depot	2,386	821
McDonald's	17,261	5,276
NVR *	514	3,749
O'Reilly Automotive *	29,182	2,662
TJX	84,776	13,022
Yum! Brands	75,200	11,376
		72,066
Consumer Staples — 12.5%
Altria Group	193,081	11,133
Colgate-Palmolive	136,920	10,819
Kimberly-Clark	26,509	2,675
Monster Beverage *	186,365	14,289
Philip Morris International	92,201	14,789
Procter & Gamble	76,701	10,992
		64,697
Financials — 8.6%
Mastercard, Cl A	25,524	14,571
Moody's	21,824	11,149
MSCI, Cl A	4,430	2,542
Visa, Cl A	45,375	15,913
		44,175
Health Care — 9.9%
Edwards Lifesciences *	69,740	5,945
Exelixis *	76,564	3,356
IDEXX Laboratories *	1,491	1,009
Johnson & Johnson	82,599	17,094
Mettler-Toledo International *	1,909	2,661
ResMed	41,921	10,098
Vertex Pharmaceuticals *	16,375	7,424
Zoetis, Cl A	28,231	3,552
		51,139
Industrials — 10.2%
Cintas	6,474	1,218
Fastenal	41,650	1,671
Graco	73,184	5,999
Illinois Tool Works	43,216	10,644
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lennox International	3,730	$1,811
Otis Worldwide	101,359	8,854
Paychex	6,688	750
Rollins	11,805	708
Verisk Analytics, Cl A	42,606	9,531
WW Grainger	11,191	11,292
		52,478
Information Technology — 35.1%
Adobe *	34,058	11,920
Apple	157,973	42,946
Autodesk *	34,940	10,342
Cadence Design Systems *	2,850	891
Cisco Systems	183,772	14,156
Dolby Laboratories, Cl A	24,774	1,591
F5 *	24,689	6,302
Fair Isaac *	851	1,439
Fortinet *	15,551	1,235
Gartner *	12,449	3,141
Intuit	4,734	3,136
KLA	1,715	2,084
Lam Research	11,594	1,985
Manhattan Associates *	6,264	1,086
Microsoft	64,975	31,423
Motorola Solutions	5,122	1,963
NVIDIA	124,285	23,179
QUALCOMM	73,764	12,617
VeriSign	39,827	9,676
		181,112

Total Common Stock
(Cost $466,089) ($ Thousands)		514,143
Total Investments in Securities — 99.7%
(Cost $466,089) ($ Thousands)		$514,143

Percentages are based on Net Assets of $515,672 ($ Thousands).

*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

See “Glossary” for Abbreviations.

SEI Exchange Traded Funds	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

SEI Enhanced U.S. Large Cap Value Factor ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.7%

Communication Services — 10.9%
Alphabet, Cl C	96,091	$30,153
AT&T	894,273	22,214
Comcast, Cl A	164,041	4,903
Fox	158,880	11,609
Fox, Cl B	105,496	6,850
Liberty Global, Cl A *	89,606	998
Meta Platforms, Cl A	3,371	2,225
Millicom International Cellular	80,293	4,451
Nexstar Media Group, Cl A	11,355	2,306
Omnicom Group	49,718	4,015
Sirius XM Holdings	84,056	1,681
Verizon Communications	591,650	24,098
		115,503
Consumer Discretionary — 10.4%
ADT	410,041	3,309
Amazon.com *	19,865	4,585
BorgWarner	172,541	7,775
Carnival *	414,083	12,646
Expedia Group	43,727	12,388
Ford Motor	1,634,400	21,443
General Motors	365,791	29,746
H&R Block	118,301	5,156
Lear	41,718	4,781
Macy's	215,873	4,760
Travel + Leisure	51,754	3,650
		110,239
Consumer Staples — 4.4%
Albertsons, Cl A	324,739	5,576
Archer-Daniels-Midland	95,172	5,471
Ingredion	51,258	5,652
Kroger	312,030	19,496
Pilgrim's Pride	32,993	1,286
Post Holdings *	40,192	3,981
Seaboard	115	511
US Foods Holding *	60,515	4,558
		46,531
Energy — 2.7%
APA	286,755	7,014
Chord Energy	48,257	4,474
Devon Energy	470,963	17,251
		28,739
Financials — 16.5%
Affiliated Managers Group	23,762	6,850
Ally Financial	208,254	9,432
American International Group	154,898	13,251
Axis Capital Holdings	59,234	6,343
Bank OZK	81,283	3,741
Citigroup	152,561	17,802
Corebridge Financial	225,375	6,800
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Janus Henderson Group	62,467	$2,972
Lincoln National	135,647	6,040
Old Republic International	90,576	4,134
OneMain Holdings, Cl A	90,088	6,085
Popular	54,745	6,817
Prudential Financial	46,497	5,249
Regions Financial	589,994	15,989
Reinsurance Group of America	50,387	10,252
RenaissanceRe Holdings	37,356	10,503
Rithm Capital ‡	378,802	4,129
Synchrony Financial	297,832	24,848
Unum Group	150,026	11,627
Western Union	265,323	2,470
		175,334
Health Care — 12.1%
Bristol-Myers Squibb	48,627	2,623
Cardinal Health	130,329	26,783
Cencora	18,382	6,208
DaVita *	32,109	3,648
Exelixis *	6,125	268
GE HealthCare Technologies	13,249	1,087
Gilead Sciences	107,077	13,143
HCA Healthcare	27,617	12,893
Jazz Pharmaceuticals *	46,709	7,940
McKesson	15,621	12,814
Medtronic	9,751	937
Pfizer	670,994	16,708
Solventum *	18,738	1,485
Tenet Healthcare *	65,235	12,963
Universal Health Services, Cl B	9,508	2,073
Viatris, Cl W	598,258	7,448
		129,021
Industrials — 4.8%
American Airlines Group *	509,033	7,804
Concentrix	36,092	1,501
Delta Air Lines	114,516	7,947
Leidos Holdings	78,452	14,153
Lockheed Martin	10,995	5,318
Ryder System	16,508	3,159
Textron	11,119	969
United Airlines Holdings *	86,719	9,697
		50,548
Information Technology — 30.8%
Adobe *	48,072	16,825
Amdocs	63,488	5,111
Amkor Technology	86,335	3,409
Apple	122,727	33,365
Arrow Electronics *	54,210	5,973
Avnet	71,897	3,457
Cirrus Logic *	14,240	1,687
Cisco Systems	303,805	23,402

SEI Exchange Traded Funds	6

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

SEI Enhanced U.S. Large Cap Value Factor ETF (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Cognizant Technology Solutions, Cl A	206,223	$17,117
Dell Technologies, Cl C	108,520	13,661
Dolby Laboratories, Cl A	51,052	3,279
Dropbox, Cl A *	155,229	4,315
DXC Technology *	136,092	1,994
F5 *	23,618	6,029
Flex *	128,516	7,765
Gen Digital	205,748	5,594
Hewlett Packard Enterprise	1,005,505	24,152
Micron Technology	107,762	30,756
Microsoft	64,052	30,977
NetApp	158,523	16,976
NVIDIA	188,424	35,141
QUALCOMM	109,467	18,724
RingCentral, Cl A *	35,733	1,032
Skyworks Solutions	40,650	2,578
Teradata *	43,380	1,320
Vontier	115,570	4,297
Western Digital	14,897	2,566
Zoom Communications, Cl A *	64,876	5,598
		327,100
Materials — 2.5%
Alcoa	191,908	10,198
Crown Holdings	92,356	9,510
Mosaic	110,147	2,653
Newmont	47,718	4,765
		27,126
Utilities — 4.6%
Consolidated Edison	71,505	7,102
Exelon	465,551	20,294
FirstEnergy	61,522	2,754
MDU Resources Group	161,885	3,160
NRG Energy	56,902	9,061
UGI	172,932	6,473
		48,844

Total Common Stock
(Cost $877,022) ($ Thousands)		1,058,985
Total Investments in Securities — 99.7%
(Cost $877,022) ($ Thousands)		$1,058,985

Percentages are based on Net Assets of $1,061,698 ($ Thousands).

*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.

See “Glossary” for Abbreviations.

7	SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

SEI Select Emerging Markets Equity ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 95.8%
Brazil — 3.6%
Communication Services — 0.7%
Telefonica Brasil	214,605	$1,296
TIM	314,545	1,225
		2,521

Consumer Discretionary — 0.7%
Cyrela Brazil Realty Empreendimentos e Participacoes	150,860	815
Ultrapar Participacoes	171,872	656
Vibra Energia	192,893	892
		2,363

Consumer Staples — 0.3%
Natura Cosmeticos *	213,576	290
Raia Drogasil	207,254	887
		1,177

Energy — 0.2%
PRIO *	82,889	627

Financials — 0.2%
Banco BTG Pactual	72,155	692

Information Technology — 0.3%
TOTVS	132,818	1,020

Materials — 0.6%
Vale	179,489	2,357

Utilities — 0.6%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	40,337	982
CPFL Energia	140,102	1,362
		2,344
Total Brazil		13,101

Chile — 0.8%
Consumer Discretionary — 0.2%
Falabella	105,730	737

Financials — 0.3%
Banco de Chile	5,037,877	972

Industrials — 0.2%
Latam Airlines Group	28,230,423	764

Utilities — 0.1%
Colbun	3,761,439	601
Total Chile		3,074

China — 26.1%
Communication Services — 6.7%
Baidu, Cl A *	60,423	1,021
Hello Group ADR	80,240	525
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
JOYY ADR	11,608	$752
NetEase	167,172	4,609
Tencent Holdings	227,331	17,495
		24,402

Consumer Discretionary — 7.5%
Alibaba Group Holding	645,965	11,851
Fuyao Glass Industry Group, Cl A	66,300	615
Geely Automobile Holdings	910,220	2,093
Haier Smart Home, Cl H	393,519	1,228
Hangzhou Robam Appliances, Cl A	288,700	799
JD.com, Cl A	101,505	1,455
Meituan, Cl B *	54,085	718
Midea Group, Cl A	79,600	890
PDD Holdings ADR *	18,535	2,102
Pop Mart International Group	63,480	1,531
TCL Electronics Holdings	516,300	689
Trip.com Group	15,980	1,137
Vipshop Holdings ADR	136,974	2,423
		27,531

Consumer Staples — 1.0%
Eastroc Beverage Group, Cl A	17,600	673
Foshan Haitian Flavouring & Food, Cl A	153,500	813
JD Health International *	94,200	672
Uni-President China Holdings	448,000	468
Want Want China Holdings	1,361,300	812
		3,438

Energy — 0.3%
PetroChina, Cl H	863,400	930

Financials — 4.9%
Agricultural Bank of China, Cl H	921,900	685
China CITIC Bank, Cl H	1,549,700	1,382
China Construction Bank, Cl A	542,900	721
China Life Insurance, Cl H	810,205	2,850
China Pacific Insurance Group, Cl A	122,500	735
China Pacific Insurance Group, Cl H	166,165	751
China Reinsurance Group, Cl H	3,665,300	791
CITIC Securities, Cl H	218,400	769
FinVolution Group ADR	59,469	311
Industrial & Commercial Bank of China, Cl H	1,689,817	1,365
New China Life Insurance, Cl A	75,600	754
New China Life Insurance, Cl H	161,000	1,124
People's Insurance Group of China, Cl H	2,649,831	2,298
PICC Property & Casualty, Cl H	634,948	1,335
Ping An Insurance Group of China, Cl H	260,771	2,183
		18,054

Health Care — 0.7%
Hansoh Pharmaceutical Group	244,900	1,135
Jiangsu Hengrui Pharmaceuticals, Cl A	95,100	811
Sino Biopharmaceutical	855,820	679
		2,625

SEI Exchange Traded Funds	8

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

SEI Select Emerging Markets Equity ETF (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)

Industrials — 2.6%
Airtac International Group	23,450	$694
Centre Testing International Group, Cl A	606,178	1,175
Contemporary Amperex Technology, Cl A	35,500	1,866
COSCO SHIPPING Holdings, Cl A	456,400	991
COSCO SHIPPING Holdings, Cl H	370,700	655
Qingdao Port International, Cl H	656,000	587
Sany Heavy Industry, Cl A	234,700	710
Sinopec Engineering Group, Cl H	714,740	703
Yangzijiang Shipbuilding Holdings	516,236	1,397
Zoomlion Heavy Industry Science and Technology, Cl H	755,700	752
		9,530

Information Technology — 0.8%
Shengyi Technology, Cl A	90,400	924
Shenzhen Sunlord Electronics, Cl A	140,600	715
Xiaomi, Cl B *	130,631	659
Zhongji Innolight, Cl A	7,900	690
		2,988

Materials — 1.1%
China Hongqiao Group	327,295	1,372
Fufeng Group	735,800	745
Zijin Mining Group, Cl A	188,500	930
Zijin Mining Group, Cl H	217,100	994
		4,041

Real Estate — 0.3%
China Resources Land	289,130	1,010

Utilities — 0.2%
Beijing Enterprises Holdings	163,700	669
Total China		95,218

Colombia — 0.5%
Financials — 0.5%
Grupo Cibest ADR	16,852	1,072
GRUPO CIBEST	43,822	803
		1,875
Total Colombia		1,875

Egypt — 0.7%
Financials — 0.7%
Commercial International Bank	1,141,562	2,465

Greece — 1.4%
Communication Services — 0.2%
Hellenic Telecommunications Organization	43,469	861

Consumer Discretionary — 0.7%
JUMBO	37,429	1,226
OPAP	53,624	1,203
		2,429
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Financials — 0.5%
Eurobank	433,163	$1,743
Total Greece		5,033

Hong Kong — 0.4%
Consumer Staples — 0.4%
WH Group	1,440,240	1,604

Hungary — 2.3%
Communication Services — 0.2%
Magyar Telekom Telecommunications	159,941	877

Energy — 0.5%
MOL Hungarian Oil & Gas	181,811	1,635

Financials — 1.6%
OTP Bank Nyrt	53,485	5,742
Total Hungary		8,254

India — 11.9%
Communication Services — 0.4%
Bharti Airtel	33,795	792
Indus Towers *	157,317	733
		1,525

Consumer Discretionary — 2.3%
Eicher Motors	18,927	1,540
Hero MotoCorp	35,564	2,283
Mahindra & Mahindra	19,303	797
Maruti Suzuki India	17,242	3,203
Vishal Mega Mart *	400,442	607
		8,430

Consumer Staples — 1.0%
Britannia Industries	23,717	1,591
Marico	239,077	1,997
		3,588

Energy — 2.2%
Bharat Petroleum	613,556	2,621
Great Eastern Shipping	54,650	687
Indian Oil	337,921	626
Oil & Natural Gas	970,304	2,595
Petronet LNG	239,619	757
Reliance Industries	41,600	727
		8,013

Financials — 3.4%
Bank of Baroda	404,963	1,333
Canara Bank	993,093	1,712
General Insurance	107,247	454
HDFC Bank	267,845	2,954
ICICI Bank ADR	49,782	1,484
L&T Finance	212,946	749
LIC Housing Finance	125,429	753

9	SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

SEI Select Emerging Markets Equity ETF (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Muthoot Finance	54,267	$2,301
Shriram Finance	76,256	845
		12,585

Health Care — 0.4%
Aurobindo Pharma	51,551	679
Dr Reddy's Laboratories	52,130	737
		1,416

Industrials — 0.3%
Ashok Leyland	528,660	1,054

Information Technology — 0.4%
Infosys ADR	73,901	1,317

Materials — 1.5%
Chambal Fertilisers and Chemicals	86,542	464
Coromandel International	49,116	1,238
Hindalco Industries	64,504	636
National Aluminium	361,425	1,264
NMDC	644,689	597
Vedanta	204,790	1,377
		5,576
Total India		43,504

Indonesia — 1.0%
Consumer Staples — 0.2%
Indofood Sukses Makmur	1,940,219	788

Financials — 0.4%
Bank Central Asia	1,475,603	715
Bank Rakyat Indonesia Persero	3,298,587	724
		1,439

Industrials — 0.3%
Astra International	2,469,973	992

Utilities — 0.1%
Perusahaan Gas Negara	5,102,964	585
Total Indonesia		3,804

Kuwait — 0.2%
Communication Services — 0.2%
Mobile Telecommunications KSCP	421,545	712

Malaysia — 0.3%
Financials — 0.2%
Public Bank	513,265	574

Industrials — 0.1%
Zetrix Ai	2,865,468	572
Total Malaysia		1,146
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Mexico — 1.6%
Consumer Staples — 0.4%
Fomento Economico Mexicano	139,998	$1,417

Financials — 1.0%
Banco del Bajio	397,465	1,007
Gentera	277,763	710
Grupo Financiero Banorte, Cl O	219,791	2,040
		3,757

Materials — 0.2%
Grupo Mexico	84,588	801
Total Mexico		5,975

Philippines — 0.7%
Financials — 0.3%
Metropolitan Bank & Trust	784,259	913

Industrials — 0.4%
GT Capital Holdings	43,852	443
International Container Terminal Services	121,977	1,176
		1,619
Total Philippines		2,532

Poland — 1.1%
Energy — 0.2%
ORLEN	28,269	756

Financials — 0.4%
Bank Polska Kasa Opieki	14,304	816
Powszechny Zaklad Ubezpieczen	41,655	773
		1,589

Materials — 0.3%
KGHM Polska Miedz *	11,096	867

Utilities — 0.2%
Enea	121,264	657
Total Poland		3,869

Qatar — 0.6%
Communication Services — 0.4%
Ooredoo QPSC	433,811	1,552

Real Estate — 0.2%
Barwa Real Estate	676,269	486
Total Qatar		2,038

Saudi Arabia — 1.5%
Communication Services — 0.4%
Etihad Etisalat	75,826	1,334

Consumer Discretionary — 0.1%
United Electronics	22,092	498

SEI Exchange Traded Funds	10

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

SEI Select Emerging Markets Equity ETF (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Energy — 0.7%
Saudi Arabian Oil	410,900	$2,610

Materials — 0.2%
SABIC Agri-Nutrients	20,231	597

Real Estate — 0.1%
Arabian Centres	116,570	587
Total Saudi Arabia		5,626

South Africa — 4.5%
Communication Services — 0.6%
Group	78,490	803
Vodacom Group	163,413	1,393
		2,196

Consumer Discretionary — 0.9%
Naspers, Cl N	50,550	3,370

Consumer Staples — 1.1%
AVI	178,122	1,134
Bid	33,720	859
Clicks Group	30,543	620
Tiger Brands	55,970	1,237
		3,850

Financials — 0.9%
Absa Group	62,834	908
Capitec Bank Holdings	3,109	780
Nedbank Group	46,812	752
Sanlam	130,070	773
		3,213

Materials — 0.6%
Anglo American	17,538	725
Harmony Gold Mining	36,891	750
Kumba Iron Ore	36,806	780
		2,255

Real Estate — 0.4%
Growthpoint Properties ‡	764,254	791
Resilient REIT ‡	175,399	847
		1,638
Total South Africa		16,522

South Korea — 14.1%
Communication Services — 0.4%
KT ADR	31,861	604
LG Uplus	97,169	993
		1,597

Consumer Discretionary — 2.2%
Coway	12,516	755
Hankook Tire & Technology	33,812	1,369
Hyundai Mobis	5,713	1,479
Kia	36,512	3,087
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
LG Electronics	12,119	$773
Youngone	11,725	666
		8,129

Consumer Staples — 0.2%
KT&G	8,254	814

Financials — 2.2%
Hana Financial Group	41,563	2,715
KB Financial Group	9,316	806
Korea Investment Holdings	6,374	716
Shinhan Financial Group	39,190	2,092
Woori Financial Group	91,803	1,784
		8,113

Industrials — 1.7%
GS Holdings	17,881	699
HD Korea Shipbuilding & Offshore Engineering	2,523	713
Hyundai Rotem	4,584	598
Samsung E&A	36,000	601
Samsung Heavy Industries *	47,406	793
SK	4,121	734
SK Square *	8,164	2,085
		6,223

Information Technology — 7.2%
LG Innotek	3,732	702
Samsung Electro-Mechanics	3,864	684
Samsung Electronics	188,192	15,664
SK Hynix	20,064	9,067
		26,117

Materials — 0.2%
LG Chemical	2,646	612
Total South Korea		51,605

Taiwan — 17.8%
Communication Services — 0.4%
Chunghwa Telecom	327,301	1,360

Consumer Staples — 0.2%
Uni-President Enterprises	373,713	917

Financials — 0.3%
CTBC Financial Holding	584,872	935

Industrials — 0.3%
Eva Airways	1,067,135	1,241

Information Technology — 16.6%
Advantech	60,148	551
Ardentec	256,450	1,016
ASPEED Technology	3,303	763
Asustek Computer	38,168	666

11	SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

SEI Select Emerging Markets Equity ETF (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Chroma ATE	32,762	$808
Delta Electronics	121,310	3,718
Genius Electronic Optical	50,332	720
Hon Hai Precision Industry	238,203	1,747
King Slide Works	9,498	1,134
Largan Precision	20,744	1,647
Lite-On Technology	137,936	718
MediaTek	45,048	2,050
Taiwan Semiconductor Manufacturing	852,646	42,062
Tripod Technology	74,042	748
Win Semiconductors	134,052	781
Wiwynn	5,500	785
Yageo	98,992	728
		60,642
Total Taiwan		65,095

Thailand — 1.0%
Communication Services — 0.2%
Advanced Info Service NVDR	80,950	804

Energy — 0.4%
PTT Exploration & Production NVDR	405,821	1,456

Financials — 0.4%
Kasikornbank NVDR	206,998	1,278
Total Thailand		3,538

Turkey — 0.2%
Financials — 0.2%
Yapi ve Kredi Bankasi *	786,798	663

United Arab Emirates — 3.5%
Financials — 1.5%
Abu Dhabi Islamic Bank PJSC	107,800	609
Dubai Islamic Bank PJSC	531,564	1,342
Emirates NBD Bank PJSC	346,758	2,630
First Abu Dhabi Bank PJSC	222,670	1,057
		5,638

Industrials — 0.3%
Air Arabia PJSC	997,604	1,266

Real Estate — 1.7%
Aldar Properties PJSC	304,433	721
Emaar Development PJSC	431,660	1,780
Emaar Properties PJSC	921,970	3,527
		6,028
Total United Arab Emirates		12,932

Total Common Stock
(Cost $287,767) ($ Thousands)		350,185
Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK — 3.7%
Brazil — 2.0%
Energy — 1.0%
Petroleo Brasileiro - Petrobras(A)	668,047	$3,757

Financials — 1.0%
Banco Bradesco (A)	288,324	957
Itau Unibanco Holding (A)	213,466	1,528
Itausa(A)	494,869	1,055
		3,540
Total Brazil		7,297

South Korea — 1.7%
Consumer Discretionary — 0.4%
Hyundai Motor(A)	10,791	1,543

Information Technology — 1.3%
Samsung Electronics(A)	76,672	4,748
Total South Korea		6,291

Total Preferred Stock
(Cost $11,918) ($ Thousands)		13,588
Total Investments in Securities — 99.5%
(Cost $299,685) ($ Thousands)		$363,773

Percentages are based on Net Assets of $365,493 ($ Thousands).

*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.
(A)	No interest rate available.

See “Glossary” for Abbreviations.

SEI Exchange Traded Funds	12

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

SEI Select International Equity ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.1%
Australia — 2.7%
Consumer Discretionary — 0.5%
Aristocrat Leisure	28,600	$1,109
Eagers Automotive	71,778	1,179
Lottery	323,348	1,113
Super Retail Group	109,794	1,174
		4,575

Financials — 0.5%
Medibank Pvt	499,277	1,595
National Australia Bank	48,164	1,359
QBE Insurance Group	91,400	1,212
		4,166

Health Care — 0.1%
Cochlear	6,186	1,075

Industrials — 0.1%
Brambles	84,369	1,292

Materials — 0.9%
Fortescue	94,638	1,389
Northern Star Resources	150,218	2,678
Perseus Mining	423,908	1,606
Rio Tinto	20,780	1,675
		7,348

Real Estate — 0.6%
Charter Hall Group ‡	106,046	1,729
Dexus ‡	234,174	1,082
GPT Group ‡	557,604	2,015
		4,826
Total Australia		23,282

Austria — 1.2%
Energy — 0.2%
OMV	21,851	1,220

Financials — 0.7%
Erste Group Bank	48,616	5,875

Industrials — 0.1%
ANDRITZ	15,537	1,218

Materials — 0.2%
voestalpine	39,957	1,773
Total Austria		10,086

Belgium — 1.4%
Financials — 0.9%
Ageas	25,282	1,776
KBC Group	44,439	5,806
		7,582
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Health Care — 0.4%
UCB	11,719	$3,284

Materials — 0.1%
Umicore	66,391	1,395
Total Belgium		12,261

Brazil — 0.2%
Materials — 0.2%
Yara International	51,091	2,097

China — 0.8%
Consumer Discretionary — 0.2%
Prosus	29,353	1,822

Consumer Staples — 0.1%
Wilmar International	444,186	1,064

Industrials — 0.5%
SITC International Holdings	365,568	1,309
Yangzijiang Shipbuilding Holdings	1,033,359	2,796
		4,105
Total China		6,991

Denmark — 1.5%
Consumer Discretionary — 0.1%
Pandora	7,387	822

Financials — 0.8%
Danske Bank	144,071	7,217

Industrials — 0.6%
AP Moller - Maersk, Cl A	719	1,655
ISS	39,598	1,353
Per Aarsleff Holding	11,920	1,638
		4,646
Total Denmark		12,685

Finland — 2.0%
Financials — 0.3%
Nordea Bank Abp	134,996	2,550

Industrials — 1.1%
Kone, Cl B	60,458	4,300
Konecranes	18,426	2,032
Metso	191,534	3,370
		9,702

Information Technology — 0.6%
Nokia	712,880	4,665
Total Finland		16,917

France — 9.4%
Communication Services — 0.7%
Orange	78,875	1,315

13	SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

SEI Select International Equity ETF (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Publicis Groupe	31,963	$3,327
SES, Cl A	187,100	1,215
		5,857

Consumer Discretionary — 1.7%
Accor	41,499	2,350
Cie Generale des Etablissements Michelin SCA	145,968	4,853
Hermes International SCA	465	1,159
LVMH Moet Hennessy Louis Vuitton	6,806	5,156
Renault	25,566	1,064
		14,582

Consumer Staples — 0.8%
Carrefour	86,621	1,448
Danone	47,386	4,273
L'Oreal	2,618	1,127
		6,848

Energy — 0.2%
TotalEnergies	21,920	1,431

Financials — 1.2%
Amundi	16,473	1,366
AXA	46,437	2,234
BNP Paribas	18,168	1,724
SCOR	38,111	1,286
Societe Generale	51,994	4,196
		10,806

Health Care — 0.7%
Ipsen	12,414	1,735
Sanofi	46,072	4,476
		6,211

Industrials — 3.2%
Airbus	18,088	4,215
Bouygues	26,344	1,372
Eiffage	15,194	2,184
Legrand	32,346	4,834
Rexel	148,411	5,855
Safran	15,336	5,357
Teleperformance	38,171	2,772
Thales	4,204	1,135
		27,724

Information Technology — 0.1%
Dassault Systemes	25,149	704

Materials — 0.2%
Arkema	34,780	2,130

Real Estate — 0.4%
Covivio ‡	18,694	1,244
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Klepierre ‡	56,037	$2,220
		3,464

Utilities — 0.2%
Engie	64,184	1,689
Total France		81,446

Germany — 8.7%
Communication Services — 0.7%
CTS Eventim & KGaA	19,002	1,752
Deutsche Telekom	124,059	4,030
		5,782

Consumer Discretionary — 1.0%
Auto1 Group *	40,899	1,311
Continental	28,272	2,257
Mercedes-Benz Group	77,580	5,473
		9,041

Financials — 1.3%
Commerzbank	89,183	3,781
Deutsche Bank	37,359	1,453
Deutsche Boerse	18,417	4,839
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	1,865	1,231
		11,304

Health Care — 1.2%
Bayer	133,218	5,791
Fresenius Medical Care	92,821	4,443
		10,234

Industrials — 2.3%
Daimler Truck Holding	117,420	5,147
Deutsche Lufthansa	154,548	1,526
GEA Group	40,454	2,746
MTU Aero Engines	5,073	2,117
Rheinmetall	736	1,349
Siemens Energy *	49,434	6,990
		19,875

Information Technology — 0.4%
SAP	14,370	3,516

Materials — 1.3%
BASF	73,139	3,816
Evonik Industries	133,198	2,090
Heidelberg Materials	20,861	5,464
		11,370

Utilities — 0.5%
E.ON	73,330	1,389
RWE	46,494	2,471
		3,860
Total Germany		74,982

SEI Exchange Traded Funds	14

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

SEI Select International Equity ETF (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Hong Kong — 1.9%
Consumer Staples — 0.2%
WH Group	1,159,810	$1,292

Financials — 1.0%
AIA Group	502,967	5,163
Futu Holdings ADR *	16,954	2,784
Hong Kong Exchanges & Clearing	21,400	1,120
		9,067

Industrials — 0.3%
Jardine Matheson Holdings	23,372	1,598
Swire Pacific, Cl A	112,278	905
		2,503

Real Estate — 0.4%
CK Asset Holdings	271,272	1,370
Hongkong Land Holdings	188,893	1,313
Sun Hung Kai Properties	88,748	1,080
		3,763
Total Hong Kong		16,625

Ireland — 1.8%
Financials — 1.8%
AIB Group	657,462	7,104
Bank of Ireland Group	441,082	8,483
		15,587
Total Ireland		15,587

Israel — 1.2%
Energy — 0.1%
Delek Group	4,624	1,234

Financials — 1.0%
Bank Hapoalim	61,898	1,400
Bank Leumi Le-Israel	310,005	6,828
		8,228

Information Technology — 0.1%
Check Point Software Technologies *	5,710	1,060
Total Israel		10,522

Italy — 4.4%
Consumer Discretionary — 0.4%
Ferrari	3,209	1,201
Lottomatica Group Spa	48,339	1,272
Technogym	73,212	1,388
		3,861

Consumer Staples — 0.4%
Coca-Cola HBC	60,771	3,140

Energy — 0.4%
Eni	108,658	2,060
Tenaris	63,072	1,223
		3,283
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)

Financials — 2.3%
FinecoBank Banca Fineco	54,067	$1,410
Generali	89,687	3,766
Intesa Sanpaolo	369,227	2,568
Poste Italiane	64,787	1,634
UniCredit	98,490	8,203
Unipol Assicurazioni	85,540	2,066
		19,647

Health Care — 0.1%
Recordati Industria Chimica e Farmaceutica	16,791	957

Utilities — 0.8%
A2A	473,144	1,284
Enel	422,623	4,406
Italgas	155,156	1,734
		7,424
Total Italy		38,312

Japan — 21.4%
Communication Services — 0.3%
Kakaku.com	62,190	917
SKY Perfect JSAT Holdings	94,106	1,197
		2,114

Consumer Discretionary — 5.2%
Aisin	72,760	1,358
Asics	75,581	1,811
Bandai Namco Holdings	91,357	2,432
Bridgestone	145,438	3,260
Food & Life	32,281	1,630
Haseko	100,471	1,992
Iida Group Holdings	115,218	1,850
Mazda Motor	142,943	1,112
Niterra	51,562	2,267
Panasonic Holdings	124,909	1,612
Rinnai	50,576	1,278
Ryohin Keikaku	124,860	2,216
Sankyo	75,776	1,228
Shimamura	17,420	1,136
Shimano	13,172	1,389
Subaru	219,424	4,753
Sumitomo Electric Industries	125,566	5,067
Suzuki Motor	251,298	3,743
Toyo Tire	49,890	1,380
USS	171,486	1,878
Yokohama Rubber	37,410	1,436
		44,828

Consumer Staples — 0.9%
Aeon	304,058	4,805
Suntory Beverage & Food	99,824	3,010
		7,815

15	SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

SEI Select International Equity ETF (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Energy — 0.3%
ENEOS Holdings	198,036	$1,399
Inpex	62,111	1,239
		2,638

Financials — 1.3%
Fukuoka Financial Group	34,487	1,115
Japan Post Holdings	171,549	1,806
Japan Post Insurance	44,805	1,347
Mitsubishi UFJ Financial Group	219,195	3,486
Resona Holdings	135,596	1,292
Sumitomo Mitsui Financial Group	62,334	2,005
		11,051

Health Care — 1.6%
Chugai Pharmaceutical	60,398	3,176
Hoya	8,325	1,258
Olympus	249,875	3,164
Shionogi	289,020	5,238
Takeda Pharmaceutical	44,755	1,381
		14,217

Industrials — 5.7%
Amada	101,860	1,203
Central Japan Railway	75,084	2,077
COMSYS Holdings	49,084	1,426
Dai Nippon Printing	81,688	1,404
Daikin Industries	26,865	3,442
EXEO Group	91,503	1,517
Fujikura	17,439	1,940
INFRONEER Holdings	103,964	1,418
Kajima	96,890	3,607
Kamigumi	40,692	1,314
Kanematsu	115,432	1,325
Kinden	34,855	1,510
Komatsu	50,113	1,599
Kubota	143,180	2,025
MINEBEA MITSUMI	162,352	3,253
NGK Insulators	67,303	1,439
Obayashi	153,463	3,201
Penta-Ocean Construction	124,578	1,252
Recruit Holdings	20,513	1,158
Shimizu	127,152	2,165
Sumitomo	43,098	1,488
Taisei	42,886	4,059
Toyota Tsusho	173,069	5,823
		49,645

Information Technology — 3.3%
Advantest	10,860	1,360
BIPROGY	30,474	1,053
Brother Industries	55,767	1,111
Canon	94,397	2,790
Keyence	5,197	1,879
Murata Manufacturing	390,753	8,092
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
NEC	106,066	$3,593
Obic	37,424	1,175
Seiko Epson	81,640	1,033
TDK	300,794	4,243
TIS	63,319	2,124
		28,453

Materials — 1.6%
Asahi Kasei	287,100	2,544
JFE Holdings	81,856	1,043
Kobe Steel	90,334	1,193
Mitsubishi Chemical Group	234,072	1,367
Mitsui Chemicals	101,372	1,295
Nippon Mining	167,888	2,099
Nippon Steel	463,723	1,899
Nitto Denko	52,116	1,235
Tosoh	73,176	1,098
		13,773

Real Estate — 0.6%
Daiwa House Industry	38,244	1,268
Sumitomo Realty & Development	165,366	4,149
		5,417
Utilities — 0.6%
Chubu Electric Power	96,911	1,491
Kansai Electric Power	99,413	1,557
Kyushu Electric Power	107,534	1,152
Tokyo Electric Power Holdings *	238,536	1,000
		5,200
Total Japan		185,151

Luxembourg — 1.0%
Materials — 1.0%
ArcelorMittal	180,061	8,266

Macao — 0.3%
Consumer Discretionary — 0.3%
Galaxy Entertainment Group	563,127	2,772

Netherlands — 4.0%
Communication Services — 0.1%
Universal Music Group	54,094	1,412

Consumer Staples — 0.3%
Koninklijke Ahold Delhaize	56,967	2,333

Financials — 1.8%
Aegon	170,080	1,327
Euronext	16,179	2,432
ING Groep	359,163	10,128
NN Group	22,616	1,746
		15,633

SEI Exchange Traded Funds	16

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

SEI Select International Equity ETF (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Health Care — 0.4%
Argenx *	1,491	$1,255
Koninklijke Philips	97,323	2,657
		3,912

Industrials — 0.7%
Koninklijke BAM Groep	136,909	1,495
Randstad	44,088	1,676
Wolters Kluwer	25,618	2,658
		5,829

Information Technology — 0.7%
ASML Holding	5,371	5,812
Total Netherlands		34,931

New Zealand — 0.2%
Health Care — 0.2%
Fisher & Paykel Healthcare	67,826	1,472

Norway — 1.0%
Consumer Staples — 0.2%
Orkla	172,797	1,927

Energy — 0.6%
Equinor	220,480	5,181

Financials — 0.2%
DNB Bank	47,230	1,318
Total Norway		8,426

Portugal — 0.4%
Consumer Staples — 0.2%
Jeronimo Martins SGPS	89,066	2,119

Financials — 0.2%
Banco Comercial Portugues, Cl R	1,372,314	1,445
Total Portugal		3,564

Singapore — 1.0%
Financials — 0.6%
DBS Group Holdings	29,899	1,311
Oversea-Chinese Banking	89,618	1,377
United Overseas Bank	73,146	1,994
		4,682

Industrials — 0.4%
Singapore Airlines	212,531	1,058
Singapore Technologies Engineering	407,732	2,669
		3,727
Total Singapore		8,409

Spain — 3.9%
Consumer Discretionary — 0.5%
Amadeus IT Group	45,314	3,344
Industria de Diseno Textil	19,876	1,315
		4,659
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)

Energy — 0.6%
Repsol	267,748	$5,008

Financials — 1.8%
Banco Bilbao Vizcaya Argentaria	288,626	6,796
Banco Santander	403,550	4,773
CaixaBank	297,595	3,651
		15,220

Industrials — 0.6%
ACS Actividades de Construccion y Servicios	39,498	3,936
Aena SME	44,904	1,256
		5,192

Information Technology — 0.1%
Indra Sistemas	22,082	1,259

Utilities — 0.3%
Enagas	76,089	1,175
Iberdrola	58,549	1,270
		2,445
Total Spain		33,783

Sweden — 1.5%
Consumer Discretionary — 0.1%
Evolution	11,090	758

Financials — 0.6%
Avanza Bank Holding	32,730	1,253
Skandinaviska Enskilda Banken, Cl A	90,990	1,926
Swedbank	52,216	1,819
		4,998

Industrials — 0.8%
Assa Abloy, Cl B	33,528	1,305
Atlas Copco, Cl A	64,243	1,157
Atlas Copco, Cl B	229,511	3,710
Saab, Cl B	22,996	1,341
		7,513
Total Sweden		13,269

Switzerland — 7.5%
Consumer Discretionary — 0.7%
Cie Financiere Richemont, Cl A	28,323	6,151

Consumer Staples — 0.2%
Nestle	17,396	1,729

Financials — 2.0%
Helvetia Baloise Holding	8,858	2,339
Julius Baer Group	66,244	5,218
Swiss Re	9,323	1,563
UBS Group	126,544	5,903

17	SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

SEI Select International Equity ETF (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Zurich Insurance Group	2,750	$2,089
		17,112

Health Care — 3.0%
Galenica	11,312	1,395
Lonza Group	1,761	1,195
Novartis	80,823	11,181
Roche Holding	20,508	8,496
Sandoz Group	39,146	2,858
Sonova Holding	4,428	1,158
		26,283

Industrials — 0.9%
Adecco Group	48,284	1,409
Geberit	1,865	1,459
Huber + Suhner	7,060	1,290
Kardex Holding	3,246	1,133
Schindler Holding	3,624	1,369
SGS	11,312	1,297
		7,957

Information Technology — 0.5%
Logitech International	45,015	4,633

Materials — 0.2%
Sika	6,524	1,339
Total Switzerland		65,204

United Kingdom — 19.7%
Communication Services — 0.5%
Airtel Africa	326,224	1,559
Auto Trader Group	92,101	726
Vodafone Group	1,622,013	2,157
		4,442

Consumer Discretionary — 2.0%
Berkeley Group Holdings	21,837	1,147
Compass Group	108,245	3,442
Games Workshop Group	13,778	3,506
Inchcape	107,277	1,110
InterContinental Hotels Group	9,854	1,386
Kingfisher	324,457	1,365
Next	28,364	5,219
		17,175

Consumer Staples — 3.5%
British American Tobacco	23,026	1,305
Cranswick	17,388	1,159
Diageo	76,514	1,650
Imperial Brands	30,718	1,289
J Sainsbury	1,295,110	5,661
Magnum Ice Cream *	3,931	62
Marks & Spencer Group	631,634	2,804
Premier Foods	407,511	946
Reckitt Benckiser Group	92,993	7,507
Tesco	1,147,675	6,820
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Unilever	17,452	$1,141
		30,344

Energy — 0.7%
Shell	163,779	6,036

Financials — 6.2%
AJ Bell	166,836	990
Barclays	2,002,453	12,819
HSBC Holdings	949,664	14,993
Investec	145,465	1,079
Lion Finance Group	10,240	1,281
London Stock Exchange Group	23,532	2,834
NatWest Group	880,297	7,718
Paragon Banking Group	94,265	1,083
Standard Chartered	442,864	10,853
		53,650

Health Care — 2.5%
AstraZeneca	44,426	8,240
Convatec Group	713,356	2,334
GSK	454,507	11,154
		21,728

Industrials — 2.9%
Balfour Beatty	198,827	1,901
CK Hutchison Holdings	196,916	1,340
Experian	104,783	4,740
Howden Joinery Group	356,935	3,997
International Consolidated Airlines Group	525,052	2,929
JET2	48,451	915
RELX	22,975	933
Rentokil Initial	577,518	3,476
Rolls-Royce Holdings	226,034	3,496
Serco Group	394,470	1,481
		25,208

Information Technology — 0.5%
Halma	67,617	3,218
Sage Group	80,004	1,165
		4,383

Materials — 0.3%
Hill & Smith	41,328	1,190
Pan African Resources	1,015,976	1,653
		2,843

Real Estate — 0.2%
Land Securities Group ‡	147,548	1,234

Utilities — 0.4%
Centrica	676,318	1,543

SEI Exchange Traded Funds	18

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

SEI Select International Equity ETF (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Drax Group	124,726	$1,404
		2,947
Total United Kingdom		169,990

Total Common Stock
(Cost $717,342) ($ Thousands)		857,030

PREFERRED STOCK — 0.4%
Germany — 0.4%
Consumer Discretionary — 0.4%
Bayerische Motoren Werke (A)	13,084	1,406
Volkswagen(A)	17,390	2,115
		3,521

Total Preferred Stock
(Cost $3,027) ($ Thousands)		3,521
Total Investments in Securities — 99.5%
(Cost $720,369) ($ Thousands)		$860,551

Percentages are based on Net Assets of $864,569 ($ Thousands).

*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.
(A)	No interest rate available.

See “Glossary” for Abbreviations.

19	SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

SEI Select Small Cap ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.6%

Communication Services — 1.6%
Angi, Cl A *	34,529	$446
Bandwidth, Cl A *	19,230	297
Cable One	3,564	402
Cargurus, Cl A *	49,711	1,906
EverQuote, Cl A *	19,225	519
Gogo *	35,620	166
Lumen Technologies *	60,036	467
Scholastic	22,833	677
Yelp, Cl A *	41,787	1,270
		6,150
Consumer Discretionary — 13.0%
Abercrombie & Fitch, Cl A *	25,228	3,176
Adient *	33,568	644
Adtalem Global Education *	28,362	2,935
Advance Auto Parts	11,512	452
American Axle & Manufacturing Holdings *	100,492	644
American Eagle Outfitters	110,575	2,916
American Public Education *	16,557	626
Bloomin' Brands	93,099	574
Boot Barn Holdings *	3,324	587
Brinker International *	23,796	3,415
Burlington Stores *	4,839	1,398
Cavco Industries *	2,968	1,753
Champion Homes *	7,353	621
Cooper-Standard Holdings *	20,794	683
Ethan Allen Interiors	19,071	436
Figs, Cl A *	59,087	671
Garrett Motion	63,728	1,111
GigaCloud Technology, Cl A *	20,227	795
G-III Apparel Group	24,307	704
Goodyear Tire & Rubber *	48,533	425
Kontoor Brands	22,791	1,392
Laureate Education, Cl A *	49,826	1,678
La-Z-Boy, Cl Z	28,942	1,079
LCI Industries	8,748	1,062
Meritage Homes	15,543	1,023
Monarch Casino & Resort	6,343	607
Ollie's Bargain Outlet Holdings *	11,676	1,280
Peloton Interactive, Cl A *	82,022	505
Perdoceo Education	17,402	510
Polaris	33,661	2,129
Pool	1,835	420
Sally Beauty Holdings *	38,734	552
Solid Power *	115,373	490
Standard Motor Products	22,098	814
Steven Madden	26,305	1,095
Stride *	11,345	737
Super Group SGHC	55,986	669
Taylor Morrison Home, Cl A *	42,658	2,511
Urban Outfitters *	49,260	3,707
Visteon	13,674	1,300
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Whirlpool	24,873	$1,794
		49,920
Consumer Staples — 2.3%
Cal-Maine Foods	9,891	787
Church & Dwight	8,368	702
Energizer Holdings	53,861	1,071
Herbalife *	94,444	1,217
Mission Produce *	50,342	584
Nu Skin Enterprises, Cl A	53,503	515
Pilgrim's Pride	11,420	445
Seneca Foods, Cl A *	5,525	611
Turning Point Brands	8,128	881
United Natural Foods *	20,063	676
Vital Farms *	39,158	1,251
		8,740
Energy — 3.3%
Archrock	27,119	706
Ardmore Shipping	50,124	531
California Resources	11,629	520
CNX Resources *	17,821	655
Crescent Energy, Cl A	61,921	519
CVR Energy *	16,157	411
Delek US Holdings	57,618	1,709
Innovex International *	36,587	800
Murphy Oil	30,445	951
Northern Oil & Gas	33,495	719
Par Pacific Holdings *	37,051	1,302
PBF Energy, Cl A	15,344	416
SandRidge Energy	32,755	473
Scorpio Tankers	16,674	848
Solaris Energy Infrastructure, Cl A	12,589	579
Talos Energy *	82,027	904
Teekay	70,691	638
		12,681
Financials — 19.8%
Acadian Asset Management	32,020	1,505
Axos Financial *	8,311	716
Banco Latinoamericano de Comercio Exterior, Cl E	16,530	737
Bancorp *	8,795	594
Bank of NT Butterfield & Son	30,820	1,536
Bread Financial Holdings	18,687	1,383
Bridgewater Bancshares *	24,788	435
Camden National	20,727	899
Central Pacific Financial	23,821	742
Chimera Investment ‡	20,792	259
CNO Financial Group	137,348	5,833
Columbia Banking System	94,348	2,637
Community Trust Bancorp	16,597	938
ConnectOne Bancorp	41,810	1,096
Customers Bancorp *	11,683	854

SEI Exchange Traded Funds	20

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

SEI Select Small Cap ETF (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dave *	7,115	$1,575
Encore Capital Group *	19,131	1,040
Enova International *	27,861	4,380
EVERTEC	20,825	606
First Commonwealth Financial	55,733	940
First Financial	8,596	519
First Financial Bancorp	39,644	992
FirstCash Holdings	10,233	1,631
FNB	87,878	1,503
Great Southern Bancorp	9,120	561
Hancock Whitney	17,273	1,100
Heritage Insurance Holdings *	19,884	582
Independent Bank	17,163	558
Jackson Financial, Cl A	33,058	3,526
Kinsale Capital Group	1,543	604
Lemonade *	18,571	1,322
LendingTree *	5,978	317
Lincoln National	65,909	2,935
Marqeta, Cl A *	496,487	2,358
Mercantile Bank	5,996	288
Metropolitan Bank Holding	7,247	553
Navient	38,721	503
NBT Bancorp	31,437	1,305
NerdWallet, Cl A *	40,581	550
Nicolet Bankshares	10,373	1,258
Northeast Bank	5,633	586
OFG Bancorp	20,329	833
Old National Bancorp	203,271	4,535
Palomar Holdings *	4,394	592
Pathward Financial	14,227	1,010
Piper Sandler	1,867	634
PJT Partners	3,787	633
Preferred Bank	6,237	589
PROG Holdings	27,002	796
Root, Cl A *	4,560	329
Ryan Specialty Holdings, Cl A	8,977	464
Sierra Bancorp	13,208	432
Southern Missouri Bancorp	11,229	664
StoneCo, Cl A *	33,943	502
StoneX Group *	6,279	597
Tompkins Financial	12,449	903
Towne Bank	15,640	522
UMB Financial	24,450	2,813
Unity Bancorp	9,620	498
Universal Insurance Holdings	23,788	804
Univest Financial	28,441	931
Victory Capital Holdings, Cl A	11,476	724
WisdomTree	133,457	1,627
Zions Bancorp	39,262	2,298
		75,986
Health Care — 16.5%
ACADIA Pharmaceuticals *	48,353	1,291
Adaptive Biotechnologies *	45,281	735
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Addus HomeCare *	8,206	$881
ADMA Biologics *	48,895	892
Akebia Therapeutics *	147,612	238
Alignment Healthcare *	113,429	2,240
Alkermes *	25,474	713
Amneal Pharmaceuticals *	96,681	1,218
ANI Pharmaceuticals *	22,005	1,737
Arcturus Therapeutics Holdings *	28,411	174
Arcutis Biotherapeutics *	31,983	929
Aurinia Pharmaceuticals *	70,974	1,132
Axogen *	19,879	651
Bio-Techne	10,488	617
Bridgebio Pharma *	59,967	4,587
CareDx *	30,494	574
Catalyst Pharmaceuticals *	45,249	1,056
Certara *	66,183	583
Collegium Pharmaceutical *	35,136	1,627
Corcept Therapeutics *	17,269	601
Emergent BioSolutions *	50,254	621
GeneDx Holdings, Cl A *	3,673	478
Globus Medical, Cl A *	14,865	1,298
Guardant Health *	9,239	944
Haemonetics *	14,945	1,198
Halozyme Therapeutics *	45,276	3,047
HealthEquity *	6,846	627
ICU Medical *	4,610	658
Indivior *	16,919	607
Inmode *	59,741	878
Innoviva *	65,991	1,319
Intellia Therapeutics *	72,799	654
Kiniksa Pharmaceuticals International, Cl A *	14,640	604
Krystal Biotech *	3,867	953
LeMaitre Vascular	9,808	795
Ligand Pharmaceuticals *	2,878	544
Madrigal Pharmaceuticals *	1,604	934
Merit Medical Systems *	6,418	566
Molina Healthcare *	18,742	3,252
Monte Rosa Therapeutics *	41,797	655
Novocure *	29,592	383
Nuvation Bio *	121,397	1,088
Omnicell *	7,396	335
Option Care Health *	17,342	553
Pennant Group *	23,444	660
Phibro Animal Health, Cl A	24,210	904
Progyny *	90,771	2,331
PTC Therapeutics *	27,358	2,078
Repligen *	9,198	1,507
Rigel Pharmaceuticals *	12,374	530
Soleno Therapeutics *	20,508	950
Stoke Therapeutics *	18,563	589
Supernus Pharmaceuticals *	41,595	2,067
Syndax Pharmaceuticals *	45,874	964

21	SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

SEI Select Small Cap ETF (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tactile Systems Technology *	24,279	$704
Tarsus Pharmaceuticals *	11,399	933
TG Therapeutics *	14,465	431
UFP Technologies *	2,408	535
Veracyte *	25,886	1,090
Viridian Therapeutics *	35,245	1,097
Xeris Biopharma Holdings *	78,040	613
		63,450
Industrials — 19.4%
AAON	14,815	1,130
Advanced Drainage Systems	9,634	1,395
American Superconductor *	22,134	637
Argan	9,099	2,851
Astec Industries	28,388	1,230
Atmus Filtration Technologies	42,678	2,215
Axon Enterprise *	2,015	1,144
Bloom Energy, Cl A *	21,143	1,837
Brink's	8,583	1,002
Cimpress *	7,848	523
Construction Partners, Cl A *	5,521	599
Copart *	14,130	553
CoreCivic *	32,454	620
DNOW *	54,524	722
Dycom Industries *	3,683	1,245
EnerSys	4,345	638
ExlService Holdings *	131,469	5,580
Exponent	19,146	1,330
Federal Signal	30,260	3,286
Graham *	12,157	781
Greenbrier	13,402	626
Healthcare Services Group *	44,596	853
HNI	29,384	1,235
Insteel Industries	15,375	487
Interface, Cl A	66,646	1,861
Kennametal	56,111	1,594
Korn Ferry	11,532	761
Kratos Defense & Security Solutions *	17,145	1,301
Lyft, Cl A *	95,715	1,854
Matson	4,560	563
Maximus	6,856	592
Modine Manufacturing *	12,570	1,678
Mueller Water Products, Cl A	23,706	565
Nextpower, Cl A *	31,702	2,762
OPENLANE *	38,957	1,160
Powell Industries	3,705	1,181
Power Solutions International *	9,559	546
Primoris Services	30,932	3,840
Proto Labs *	14,425	730
RBC Bearings *	5,523	2,477
REV Group	21,394	1,301
Rollins	29,706	1,783
SkyWest *	8,358	839
SPX Technologies *	4,305	861
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sterling Infrastructure *	8,542	$2,616
Terex	39,922	2,131
Titan International *	51,048	400
TriNet Group	10,032	593
Tutor Perini	13,015	872
Upwork *	29,168	578
Watsco	1,153	389
Watts Water Technologies, Cl A	6,004	1,657
WESCO International	8,783	2,149
Willdan Group *	14,809	1,535
Worthington Enterprises	20,860	1,076
		74,764
Information Technology — 16.0%
ACI Worldwide *	36,250	1,733
ACM Research, Cl A *	20,861	823
Adeia	38,332	661
Amkor Technology	28,496	1,125
Axcelis Technologies *	6,637	533
Belden	5,119	597
BlackLine *	11,860	656
Calix *	17,195	910
Clear Secure, Cl A	82,711	2,901
Clearwater Analytics Holdings, Cl A *	22,946	553
CommScope Holding *	51,880	941
Commvault Systems *	4,921	617
Credo Technology Group Holding *	26,689	3,840
Descartes Systems Group *	7,143	626
Diebold Nixdorf *	18,295	1,242
DigitalOcean Holdings *	18,237	878
Diodes *	11,013	543
D-Wave Quantum *	27,386	716
EPAM Systems *	3,964	812
ePlus	6,555	575
Fabrinet *	5,998	2,731
Fair Isaac *	637	1,077
Five9 *	58,789	1,179
Freshworks, Cl A *	36,964	453
HubSpot *	1,661	667
Intapp *	13,917	638
InterDigital	4,171	1,328
IonQ *	21,894	982
Itron *	3,291	306
Keysight Technologies *	9,123	1,854
Kimball Electronics *	20,151	561
LiveRamp Holdings *	25,366	745
Monolithic Power Systems	1,790	1,622
NetScout Systems *	45,281	1,225
Novanta *	5,416	644
Onto Innovation *	4,413	697
Open Text	63,969	2,084
Pagaya Technologies, Cl A *	18,194	380
PagerDuty *	60,435	792
PC Connection	4,621	267

SEI Exchange Traded Funds	22

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

SEI Select Small Cap ETF (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Photronics *	83,237	$2,664
Porch Group *	32,798	299
Q2 Holdings *	20,524	1,481
Rambus *	14,418	1,325
Rigetti Computing *	21,272	471
Sanmina *	10,004	1,501
ScanSource *	12,385	484
Silicon Motion Technology ADR	22,365	2,073
SiTime *	5,670	2,003
TTM Technologies *	53,399	3,685
Tyler Technologies *	2,977	1,351
Vertex, Cl A *	18,476	369
Viasat *	22,694	782
Viavi Solutions *	79,297	1,413
Xerox Holdings	100,715	239
		61,654
Materials — 5.1%
AdvanSix	21,982	380
Balchem	6,082	933
Cleveland-Cliffs *	259,247	3,443
Coeur Mining *	86,668	1,545
Commercial Metals	65,422	4,528
Hudbay Minerals	124,647	2,474
O-I Glass, Cl I *	102,047	1,506
Perimeter Solutions *	38,347	1,056
Sensient Technologies	9,820	923
SSR Mining *	129,839	2,846
		19,634
Real Estate — 2.6%
Brixmor Property Group ‡	22,297	585
CoStar Group *	15,901	1,069
Cushman & Wakefield *	84,515	1,368
DiamondRock Hospitality ‡	68,605	615
Diversified Healthcare Trust ‡	77,761	377
eXp World Holdings	51,024	462
Highwoods Properties ‡	58,178	1,502
Newmark Group, Cl A	61,323	1,063
Piedmont Realty Trust, Cl A ‡	95,294	795
Real Brokerage *	58,389	213
Safehold ‡	11,053	151
SL Green Realty ‡	11,903	546
Terreno Realty ‡	21,710	1,275
		10,021

Total Common Stock
(Cost $342,589) ($ Thousands)		383,000
Total Investments in Securities — 99.6%
(Cost $342,589) ($ Thousands)		$383,000

Percentages are based on Net Assets of $384,632 ($ Thousands).

*	Non-income producing security.
‡	Real Estate Investment Trust.

See “Glossary” for Abbreviations.

23	SEI Exchange Traded Funds

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Portfolio Abbreviations

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

EAFE — Europe, Australasia and Far East

Cl — Class

ETF — Exchange Traded Fund

NVDR — Non-voting Depository Receipt

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

SEI Exchange Traded Funds	24